Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012
Document And Entity Information
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		45,337,092
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011